Shareholders' Equity	6 Months Ended
Sep. 30, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

15. SHAREHOLDERS’ EQUITY

(a)	Initial public offering

On September 6, 2023, the Company announced the closing of its IPO of 2,000,000 ordinary shares, US$0.0001 par value per share at an offering price of US$4.00 per share for a total of US$8,000,000 in gross proceeds. The Company raised total net proceeds of US$7,065,000, which was reflected in the unaudited interim condensed consolidated statements of cash flows, after deducting underwriting discounts and commissions and outstanding offering expenses. During the process of IPO, the Company incurred an aggregate of approximately US$720,000 for underwriting discounts and commissions and US$967,000 for total offering expenses as of 30 September 2023. At the date of closing of IPO, the underwriting discounts and commissions and total offering expenses of approximately US$1,687,000 were offset against the gross proceeds of US$8,000,000 resulted in net amount of approximately US$6,313,000 which was recognized in additional paid-in capital of the Company.

(b)	Share-based payments

The Company has adopted an equity incentive plan on November 6, 2023, pursuant to which the Company is authorized to grant equity awards in the form of incentive share options, nonstatutory share options, restricted shares, restricted share units and share appreciation rights to employees, directors, and consultants of the Company or any affiliates of the Company.

On November 7, 2023, the Company approved to grant equity awards of 1,500,000 shares to employees of SJFZ for their past efforts in services, which were vested immediately upon grant. On the same day, the Company issued 1,500,000 ordinary shares to the employees. The shares were valued at $3,810,000, which was based on the value of the Company’s ordinary shares at the grant date. The total outstanding restricted shares on March 31, 2024 is 1,500,000. During the year ended March 31, 2024, the total expenses related to share-based compensation amounted to $3,810,000. All outstanding awards are settleable with ordinary shares and not cash.

On April 8, 2024, the Company approved to grant equity awards of 480,000 shares to employees of SJFZ for their past efforts in services, which were vested immediately upon grant. On the same day, the Company issued 480,000 ordinary shares to the employees. The shares were valued at $3,312,000, which was based on the value of the Company’s ordinary shares at the grant date. The total outstanding restricted shares on September 30, 2024 is 480,000. During the six months ended September 30, 2024, the total expenses related to share-based compensation amounted to $3,312,000. All outstanding awards are settleable with ordinary shares and not cash.

(c)	Financing arrangements

On November 15, 2024, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with an individual investor (the “Investor”), pursuant to which the Company agreed to sell to the Investor an aggregate of 500,000 ordinary shares, par value $0.0001 at a purchase price of $2.00 per share in a registered direct offering. The financing will be consummated in two closings. The first closing occurred on November 18, 2024, in which the Investor purchased 192,300 ordinary shares for $384,600, and the second closing was completed on December 20, 2024 for 307,700 ordinary shares. The Securities Purchase Agreement includes a negative claw-back provision (the “Negative Claw-back Provision”) that may result in the issuance of additional 500,000 ordinary shares at no further consideration under certain market conditions. The Company received total of $1,000,000 during the year ended March 31, 2025.

On April 3, 2025, pursuant to the Negative Claw-back Provision under the Securities Purchase Agreement, the Company issued 500,000 Class A ordinary shares to the Investor at no additional consideration.

On May 23, 2025, the Company sold 10,606,060 Class A ordinary shares to certain individual investors, in a registered direct offering, for aggregate gross proceeds of approximately $3,500,000.

On May 29, 2025, the Company sold 20,000,000 Class A ordinary shares and warrants to purchase up to 1,000,000 Class A Ordinary Shares to certain investors, in a registered direct offering, for aggregate gross proceeds of $6,600,000.

On June 6, 2025, the Company sold 2,000,000 Class A ordinary shares and warrants to purchase up to 4,000,000 Class A ordinary shares to certain investors, in a registered direct offering, for aggregate gross proceeds of $1,600,000.

On June 16, 2025, the Company entered into a sale and purchase agreement (the “Sale and Purchase Agreement”) with two individuals (each a “Vendor,” and collectively, the “Vendors”), pursuant to which the Company will purchase from the Vendors, and the Vendors will sell to the Company, a total of 4,800 ordinary shares of Tiger Coin (Hong Kong) Limited, a private company limited by shares incorporated in Hong Kong (“Tiger Coin”), representing 48% of the total issued and outstanding share capital of Tiger Coin on an as-converted and fully-diluted basis (the “Sale Shares”). The Sale and Purchase Agreement provides that the Company will purchase such Sale Shares from the Vendors for a total purchase price of $7,500,000 (the “Purchase Price”), with each Vendor receiving $3,750,000. The Purchase Price will be satisfied by the issuance of an aggregate of 7,500,000 Class A ordinary shares, par value $0.0001 per share of the Company to the Vendors. The transaction was closed in June 2025.

On September 3, 2025, the Company completed the acquisition of AlloyX (the “Acquisition”), pursuant to the Share Purchase Agreement dated as of August 11, 2025 (the “Merger Agreement”) by and among the Company and each shareholder of AlloyX (each, a “Shareholder” and, collectively, the “Shareholders”), the Company will acquire all of the issued and outstanding shares of AlloyX from the Shareholders (the “Purchased Shares”). In exchange for the Purchased Shares, upon the closing of the Acquisition (the “Closing”), the Company issued an aggregate of 130,111,525 exchangeable shares (the “Exchangeable Shares”), 106,779,926 shares from Class A and 23,331,599 shares from Class B, in its capital stock consideration of US$350,000,000, for shares of the Company’s common stock and carried rights substantially equivalent to the Company’s common stock, as set forth in the Merger Agreement.

(d)	Share re-classification - dual class structure

On December 17, 2024, the Company held an extraordinary general meeting of members, at which the shareholders approved the re-designation and re-classification of the Company’s ordinary shares and the adoption of the Second Amended and Restated Memorandum and Articles of Association of the Company. The Company’s authorized share capital of 1,000,000,000 shares of par value of $0.0001 each was re-classified and re-designated into 950,000,000 Class A ordinary shares par value of $0.0001 each and 50,000,000 Class B ordinary shares par value of $0.0001 each. The 16,172,300 ordinary shares of par value of $0.0001 each issued and outstanding as of that date were re-classified and re-designated into 8,132,300 Class A ordinary shares of par value $0.0001 each with one (1) vote per share and 8,040,000 Class B ordinary shares of par value $0.0001 each with ten (10) votes per share.

The Company believe it is appropriate to reflect the above transactions on a retroactive basis and the Company has retroactively adjusted the shares and per share data for all periods presented.

There were 155,825,986 and 8,440,000 Class A ordinary shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively, and there were 31,371,599 and 8,040,000 Class B ordinary shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively.